Long Term Debt - Revolving Credit Facility - Additional Information (Detail) - Revolving Credit Facility [Member] - USD ($)		12 Months Ended
	Oct. 31, 2017	Dec. 31, 2017	Mar. 19, 2014
Debt Instrument [Line Items]
Senior secured revolving credit facility			$ 40,000,000
Maturity date of credit facility		Oct. 01, 2018
Issuance date of debt instrument		Mar. 19, 2014
Repayment of credit facility	$ 39,200,000
Credit facility margin		3.25%
Debt repayment date		Oct. 31, 2017